Aberdeen Select International Equity Fund
Aberdeen Select International Equity Fund

Aberdeen Investment Funds

Supplement dated November 12, 2014 to the Statutory Prospectus and Statement of Additional Information, each dated March 3, 2014, as supplemented to date

2.                                      Correction of Certain Benchmark Returns in the Statutory Prospectus

The following replaces the Average Annual Returns table for the Aberdeen Select International Equity Fund that starts on page 2 of the Statutory Prospectus:

Average Annual Returns As of December 31, 2013
Average Annual Returns Aberdeen Select International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	12.37%	5.74%	5.18%	Oct. 04, 1993
Institutional Class	12.66%	6.00%	5.45%	Nov. 17, 1999
After Taxes on Distributions Class A	11.31%	5.07%	4.32%
After Taxes on Distributions and Sale of Fund Shares Class A	6.99%	4.43%	4.46%
MSCI All Country World ex-U.S. Index (reflects no deduction for expenses or taxes)	15.78%	13.31%	8.03%

Please retain this Supplement for future reference.